MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2017
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2017	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$128,201	$1,076	$(437)	$128,840
Private-label	1,120	221	—	1,341

Total	$129,321	$1,297	$(437)	$130,181

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2016	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$135,957	$932	$(913)	$135,976
Private-label	1,459	244	—	1,703

Total	$137,416	$1,176	$(913)	$137,679

Schedule of Mortgage-Backed Securities by Contractual Maturity

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$—	$—	$262	$129,059	$129,321
Fair value	—	—	268	129,913	130,181
Weighted average yield	—%	—%	2.50%	2.14%	2.14%